CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,456	$ 8,184
Marketable securities	21,035	23,160
Accounts receivable (net of allowance of $141 and $137 at December 31, 2010 and 2011 respectively)	7,765	7,480
Inventory	1,675	862
Research and development tax credit receivable current portion	79	2,304
Prepaid expenses and other current assets	2,642	3,372
Total current assets	36,652	45,362
Property and equipment, net	19,383	21,425
Other assets:
Research and development tax credit receivable less current portion	13,203	7,641
Other long-term assets	164	186
Total assets	69,402	74,614
LIABILITIES AND SHAREHOLDERS' EQUITY
Current portion of long-term debt	2,026	2,317
Current portion of capital lease obligations	97	59
Accounts payable	3,920	4,941
Current portion of deferred revenue	2,836	2,528
Advances from customers	1,962	139
Accrued expenses	5,478	6,004
Other current liabilities	1,995	3,433
Total current liabilities	18,314	19,421
Long-term debt, less current portion	1,689	1,547
Capital lease obligations, less current portion	251	133
Deferred revenue, less current portion	1,531	3,247
Other long-term liabilities	17,823	13,961
Total long-term liabilities	21,294	18,888
Commitments and contingencies:
Shareholders' equity :
Ordinary shares: 24,645,650 issued and outstanding at December 31, 2010 and 24,962,250 at December 31, 2011 (shares authorised 29,845,490) at nominal value of 0.122 euro	3,641	3,589
Additional paid-in capital	205,489	202,462
Accumulated deficit	(189,393)	(180,619)
Accumulated other comprehensive income	10,057	10,873
Total shareholders' equity	29,794	36,305
Total liabilities and shareholders' equity	$ 69,402	$ 74,614